Revenue - Contract assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract assets
Contract assets	$ 26,406	$ 19,696
Contract liabilities
Current deferred revenue	(4,090)	(4,220)
Non-current contract liabilities	(34,046)	(2,145)
Total contract liabilities	(38,136)	(6,365)
Change in Contract with Customer, Liability [Abstract]
Opening contract liabilities balance	(6,365)	(10,496)
Deferral of revenue	(38,667)	0
Recognition of deferred revenue	6,896	4,131
Closing contract liability balance	(38,136)	(6,365)
Hilli
Change in Contract with Customer, Liability [Abstract]
Recognition of unearned revenue	4,100	4,100
FLNG Gimi
Change in Contract with Customer, Liability [Abstract]
Recognition of unearned revenue	$ 1,000	0
Liquefaction services revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Change in Contract with Customer, Liability [Abstract]
Reaming contract term (in years)	7 months 6 days
FLNG Gimi Lease and Operate Agreeement | Vessel management fees and other revenues | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Change in Contract with Customer, Liability [Abstract]
Reaming contract term (in years)	19 years 4 months 24 days
Deferred Revenue | Hilli
Contract liabilities
Total contract liabilities	$ (2,200)	(6,400)
Change in Contract with Customer, Liability [Abstract]
Opening contract liabilities balance	(6,400)
Closing contract liability balance	(2,200)	(6,400)
Deferred Revenue | FLNG Gimi Lease and Operate Agreeement
Contract liabilities
Total contract liabilities	(35,900)	0
Change in Contract with Customer, Liability [Abstract]
Opening contract liabilities balance	0
Closing contract liability balance	$ (35,900)	$ 0